Note 25 - Statutory Reserves and Restricted Net Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 25 - Statutory Reserves and Restricted Net Assets (Details) [Line Items]
Annual Appropriations, General Reserve Fund, Percent of After-Tax Profit, Minimum	10.00%
Reserve Funds, Appropriations	$ 284,114	$ 30,658	$ 118,265
Net Assets, Not Available For Distribution	90,417,250
Statutory Reserves [Member]
Note 25 - Statutory Reserves and Restricted Net Assets (Details) [Line Items]
Retained Earnings, Appropriated	$ 6,140,514	$ 5,856,400